Employee benefits	12 Months Ended
Dec. 31, 2022
Employee benefits
Employee benefits

17.  Employee benefits

The components of net period cost recognized in the consolidated statement of operations and the obligations for seniority premium for the years ended December 31, 2022, 2021 and 2020, are as follows:

	2022		2021		2020
Analysis of net period cost:
Current service cost	US$	6,518	US$	425	US$	398
Interest cost on benefit obligation		692		127		123
Net period cost	US$	7,210	US$	552	US$	521

Changes in the defined benefit obligation are as follows:

	2022		2021
Defined benefit obligation as of January 1,	US$	3,968	US$	2,538
Net period cost charged to profit or loss:
Current service cost		6,518		425
Interest cost on benefit obligation		692		127
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions		(253)		432
Payments made		(179)		(71)
Conversion effect foreign currency		241		(67)
Others		—		584
Defined benefit obligation as of December 31,	US$	10,987	US$	3,968

The significant assumptions used in the computation of the seniority premium obligations are shown below:

	2022	2021	2020
Financial:
Discount rate	9.21%	7.84%	7.04%
Expected rate of salary increases	5.50%	5.50%	5.50%
Annual increase in minimum salary	19.00/4.00%*	19.00/4.50%	4.00%
*19.00% applies to the General Zone and 4.00% to the Border Zone in Mexico*
Biometric:
Mortality (1)	EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA	EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA	EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA
Disability (2)	IMSS-97	IMSS-97	IMSS-97

(1)	Mexican Experience of social security (EMSSA), Economic Commission for Latin America and the Caribbean (CEPAL for its Spanish acronym).
(2)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

* Border Zone, is made up of the states that border with the United States and the General Zone is made up by the rest states of the country.

Accruals for short-term employee benefits (included as part of other liabilities). As of December 31, 2022 and 2021, respectively, are as follows:

	2022		2021
Employee profit-sharing (Note 16)	US$	386	US$	12,686

The key management personnel of the Company include the members of the Board of Directors (Note 7).

Sensitivity analysis

A reasonably possible variation at the date of the report, in one of the most significant actuarial assumptions, and assuming that the rest of the variables had remained constant, would have affected the benefit obligations defined as of December 31, 2022 in the amounts shown below:

		Present value of the defined benefit obligation
		(In thousands of U.S. dollars)
Assumptions		Increase		Decrease
Discount rate:	50 basis points	US$	10,431	US$	11,589
Statutory minimum wage increase rate:	50 basis points	US$	11,197	US$	10,789
Salary increase rate:	50 basis points	US$	11,678	US$	10,380